MONEY MARKET FUND Investment Strategy - MONEY MARKET FUND	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	●The Fund is a government money market fund. The Fund invests 99.5% or more of its total assets in: ●Securities issued or guaranteed as to principal or interest by the United States, or by a person controlled or supervised by and acting as an instrumentality of the government of the United States pursuant to authority granted by the Congress of the United States; or any certificate of deposit for any of the foregoing ("U.S. government securities"); ●Repurchase agreements that are collateralized fully by cash items or U.S. Treasury and U.S. government securities; and ●Cash.●The Fund expects, but does not guarantee, a constant net asset value (NAV) of $1.00 per share by valuing its portfolio securities at amortized cost. Fund affiliates have no obligation to make a capital infusion, enter into a capital support agreement or take other actions to prevent the NAV per share of the Fund from falling below $0.995.●The Fund maintains a dollar-weighted average portfolio maturity of 60 calendar days or less and a dollar-weighted average life portfolio maturity of 120 calendar days or less.●The Fund invests only in U.S. dollar-denominated securities and in instruments that mature in 397 calendar days or less from the date of purchase.●The Fund may invest only in securities that comply with the quality, maturity, liquidity and diversification requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended, (Rule 2a-7) which regulates money market mutual funds, and other rules of the U.S. Securities and Exchange Commission (SEC).●As a government money market fund, the Fund is not subject to liquidity fees, although the Board of Directors of GuideStone Funds (Board) may elect to impose such fees in the future. Should the Board elect to do so, such change would only become effective after shareholders were provided with specific advance notice of the change in the Fund’s policy and provided with the opportunity to redeem their shares in accordance with Rule 2a-7 before the policy change became effective.●The Adviser may, in its sole discretion, maintain a temporary defensive position with respect to the Fund. Although not required to do so, the Adviser or its affiliate may waive or cause to be waived fees owed by the Fund, in attempt to maintain a stable $1.00 NAV per share.●The Fund uses one or more Sub-Advisers to manage its portfolio under the oversight of the Adviser. The Adviser recommends sub-adviser selections to the Board based on a variety of qualitative and quantitative factors in an attempt to maximize return across the entire portfolio while minimizing risk to the extent possible.●In accordance with GuideStone Financial Resources of the Southern Baptist Convention's (GuideStone®) Christian values, the Fund does not invest in any company that is publicly recognized (as determined by GuideStone) for offering products or services that are incompatible with the Christian values of GuideStone, including, but not limited to, those involving abortion, sexual immorality, alcohol, tobacco or gambling.